Average Annual Total Returns - ProShares Short High Yield	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	Markit iBoxx $ Liquid High Yield Index OneYear		Markit iBoxx $ Liquid High Yield Index FiveYears		Markit iBoxx $ Liquid High Yield Index SinceInception
Total	(9.15%)	(7.81%)	(7.29%)	Mar. 21, 2011	(9.15%)	(7.96%)	(7.37%)	(5.41%)	(5.76%)	(5.09%)	4.66%	[1]	7.70%	[1]	5.81%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.